Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 11,186	$ 4,028	$ 21,628	$ 16,046	$ 21,197	$ 13,017
Operating expenses:
Cost of revenues	2,583	1,657	6,844	4,878	6,585	5,863
Sales and marketing	6,672	1,175	13,623	3,259	4,240	4,739
Research and development	19,352	14,344	54,864	42,810	59,178	54,279
General and administrative	9,587	4,022	22,952	11,387	16,521	14,140
Total operating expenses	38,194	21,198	98,283	62,334	86,524	79,021
Loss from operations	(27,008)	(17,170)	(76,655)	(46,288)	(65,327)	(66,004)
Other expense, net:
Interest expense	(1,166)	(2,683)	(5,715)	(5,725)	(8,342)	(2,269)
Other income (expense), net	116	(2,738)	(718)	(4,280)	(5,415)	(5,396)
Total other expense, net	(1,050)	(5,421)	(6,433)	(10,005)	(13,757)	(7,665)
Loss before provision for income taxes	(28,058)	(22,591)	(83,088)	(56,293)	(79,084)	(73,669)
Provision for income taxes	864	1,190	1,605	1,400	456	738
Net loss	(28,922)	(23,781)	(84,693)	(57,693)	(79,540)	(74,407)
Deemed dividend related to the exchange of redeemable convertible preferred stock series D-3A for redeemable convertible preferred stock series D-3						(3,182)
Net loss attributable to common stockholders					(79,540)	(77,589)
Other comprehensive gain:
Unrealized holding gain on available-for-sale securities, net of tax				1	1	5
Comprehensive loss	$ (28,922)	$ (23,781)	$ (84,693)	$ (57,692)	$ (79,539)	$ (74,402)
Net loss per share:
Basic and diluted (in Dollars per share)	$ (0.15)	$ (0.35)	$ (0.59)	$ (0.86)	$ (6.57)	$ (6.59)
Weighted-average common shares outstanding:
Basic and diluted (in Shares)	197,006,980	67,718,940	143,338,517	67,021,176	12,104,523	11,780,078